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Principal
  Financial                                              Principal Life
  Group                                                  Insurance Company

                                                         Princor Financial
                                                         Services Corporation



March 2, 2007


Securities and Exchange Commission
Division of Insurance Products
450 Fifth Street, NW
Washington D.C. 20549

RE: Principal Life Insurance Company Variable Life Separate Account Registration Statement on Form N-6, File Number 333-81714 Post-Effective Amendment No. 7

An amendment to Form N-6 for the Principal Executive Variable Universal Life Insurance Policy was filed on EDGAR on March 2, 2007. The changes since the last amendment include modification of pricing and disclosure regarding the exchange offer for which we received an exchange order from the staff effective September 26, 2006.

We will update financial information in an amendment to this registration statement prior to the effective date.

We understand that the registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.


Sincerely,

/s/Jennifer Mills

Jennifer Mills
Registered Product Development Consultant
515-235-9154

Securities offered through Princor Financial Services Corporation, Des Moines, IA 50392-2080 (800) 247-4123 FAX (515) 248-4745, member NASD, SIPC. Princor and
Principal Life are members of the Principal Financial Group.